Mine standby costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other income & finance costs [Line Items]
Mine standby costs	$ 16,106	$ 34,367
Stratoni
Disclosure of other income & finance costs [Line Items]
Mine standby costs	11,507	24,245
Skouries
Disclosure of other income & finance costs [Line Items]
Mine standby costs	0	7,782
Other mine standby costs
Disclosure of other income & finance costs [Line Items]
Mine standby costs	$ 4,599	$ 2,340